Discontinued Operations Sold (Details) - USD ($) $ in Millions	1 Months Ended
	Feb. 21, 2024	Jan. 19, 2024	Dec. 31, 2023
Discontinued Operations Sold [Abstract]
Assets in disposal group			$ 11.8
Cash consideration	$ 7.1	$ 59.4
Recognized gain	1.3	3.5
Cost amont	$ 0.5	$ 0.8